MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6) MARKETABLE SECURITIES

During the years ended December 31, 2014 and 2013, Enerplus sold certain publicly traded securities for proceeds of $13.3 million and $2.5 million, recognizing a loss of $2.8 million and a gain of $0.4 million, respectively. In connection with these sales, realized losses of $2.5 million and a gain of $0.3 million net of tax, respectively were reclassified from accumulated other comprehensive income to net income.

During the year ended December 31, 2012 Enerplus sold the majority of its unlisted securities for proceeds of $146.9 million and a gain of $86.5 million.

For the years ended December 31, 2014, 2013, and 2012 the change in fair value of publicly listed investments represented unrealized losses of $0.1 million, unrealized gains of $7.1 million, and unrealized losses of $10.1 million net of tax, respectively ($0.2 million loss, $8.2 million gain and $11.9 million loss before tax, respectively).

Realized gains are included in Other Income/(Expense) on the Consolidated Statements of Income/(Loss).